Benefit Plans	12 Months Ended
Jun. 30, 2011
Benefit Plans [Abstract]
BENEFIT PLANS
NOTE 11: BENEFIT PLANS
Retirement Savings Plan
Substantially all U.S. associates participate in the Applied Industrial Technologies, Inc. Retirement Savings Plan. Participants may elect to contribute up to 50% of their compensation, subject to Internal Revenue Code maximums. The Company makes a discretionary profit-sharing contribution to the Retirement Savings Plan generally based upon a percentage of the Company’s U.S. income before income taxes and before the amount of the contribution (5% for fiscal 2011 and fiscal 2010 and 2.5% for fiscal 2009). The Company partially matches 401(k) contributions by participants; this match was suspended from January 1, 2009 to June 30, 2010. The Company’s expense for profit sharing and matching of associates’ 401(k) contributions was $11,251, $4,891 and $3,086 during fiscal 2011, 2010 and 2009, respectively.
Deferred Compensation Plans
The Company has deferred compensation plans that enable certain associates of the Company to defer receipt of a portion of their compensation and non-employee directors to defer receipt of director fees. The Company funds these deferred compensation liabilities by making contributions to rabbi trusts. Assets held in these rabbi trusts consist of investments in money market and mutual funds and Company common stock.
Postemployment Benefit Plans
The Company provides the following postemployment benefits which, except for the Qualified Defined Benefit Retirement Plan, are unfunded:
Supplemental Executive Retirement Benefits Plan
The Company has a non-qualified pension plan to provide supplemental retirement benefits to certain officers. Benefits are payable beginning at retirement and determinable at retirement based upon a percentage of the participant’s historical compensation.
Qualified Defined Benefit Retirement Plan
The Company has a qualified defined benefit retirement plan that provides benefits to certain hourly associates at retirement. These associates do not participate in the Retirement Savings Plan. The benefits are based on length of service and date of retirement.
     Salary Continuation Benefits
The Company has agreements with certain retirees of acquired companies to pay monthly retirement benefits for a period not in excess of 15 years.
     Retiree Health Care Benefits
The Company provides health care benefits to eligible retired associates who pay the Company a specified monthly premium. Premium payments are based upon current insurance rates for the type of coverage provided and are adjusted annually. Certain monthly health care premium payments are partially subsidized by the Company. Additionally, in conjunction with a fiscal 1998 acquisition, the Company assumed the obligation for a postretirement medical benefit plan which provides health care benefits to eligible retired associates at no cost to the individual.
The Company uses a June 30 measurement date for all plans.
The changes in benefit obligations, plan assets and funded status for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2011	2010	2011	2010

Change in benefit obligation:
Benefit obligation at beginning of the year	$51,114	$45,466	$4,593	$4,353
Service cost	460	574	39	52
Interest cost	2,232	2,911	235	259
Plan participants’ contributions			37	35
Benefits paid	(1,856)	(1,801)	(227)	(226)
Amendments	151
Actuarial loss (gain) during year	1,389	3,964	(10)	120

Benefit obligation at end of year	$53,490	$51,114	$4,667	$4,593

Change in plan assets:
Fair value of plan assets at beginning of year	$5,229	$4,757
Actual gain (loss) on plan assets	984	575
Employer contributions	1,699	1,698	$190	$191
Plan participants’ contributions			37	35
Benefits paid	(1,856)	(1,801)	(227)	(226)

Fair value of plan assets at end of year	$6,056	$5,229	$0	$0

Funded status at end of year	$(47,434)	$(45,885)	$(4,667)	$(4,593)

The amounts recognized in the consolidated balance sheets and in accumulated other comprehensive income (loss) for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2011	2010	2011	2010

Amounts recognized in the consolidated balance sheets:
Other current liabilities	$4,151	$1,698	$220	$220
Postemployment benefits	43,283	44,187	4,447	4,373

Net amount recognized	$47,434	$45,885	$4,667	$4,593

Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	$(15,012)	$(15,670)	$892	$965
Prior service cost	(3,808)	(4,368)	(274)	(413)

Total amounts recognized in accumulated other comprehensive income (loss)	$(18,820)	$(20,038)	$618	$552

The following table provides information for pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets:

	Pension Benefits
June 30,	2011	2010

Projected benefit obligations	$53,490	$51,114
Accumulated benefit obligations	43,528	39,363
Fair value of plan assets	6,056	5,229

The net periodic costs are as follows:

	Pension Benefits			Retiree Health Care Benefits
Year Ended June 30,	2011	2010	2009	2011	2010	2009

Service cost	$460	$574	$2,139	$39	$52	$41
Interest cost	2,232	2,911	2,518	235	259	228
Expected return on plan assets	(385)	(351)	(436)
Recognized net actuarial loss (gain)	1,449	924	911	(83)	(87)	(125)
Amortization of prior service cost	710	797	920	139	148	119

Net periodic cost	$4,466	$4,855	$6,052	$330	$372	$263

The estimated net actuarial loss and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are $1,256 and $741, respectively. The estimated net actuarial gain and prior service cost for the retiree health care benefits that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year are $(72) and $139, respectively.
Assumptions
The discount rate is used to determine the present value of future payments. In general, the Company’s liability increases as the discount rate decreases and decreases as the discount rate increases. The Company computes a weighted-average discount rate taking into account anticipated plan payments and the associated interest rates from the Citigroup Pension Discount Yield Curve.
The weighted-average actuarial assumptions used to determine benefit obligations and net periodic benefit cost for the plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2011	2010	2011	2010

Assumptions used to determine benefit obligations at year end:
Discount rate	4.5%	4.3%	5.5%	5.5%
Rate of compensation increase	5.5%	5.5%	N/A	N/A
Assumptions used to determine net periodic benefit cost:
Discount rate	4.3%	6.0%	5.5%	6.3%
Expected return on plan assets	7.5%	7.5%	N/A	N/A
Rate of compensation increase	5.5%	5.5%	N/A	N/A

The assumed health care cost trend rates used in measuring the accumulated benefit obligation for retiree health care benefits were 8.0% and 8.5% as of June 30, 2011 and 2010, respectively, decreasing to 5% by 2018. A one-percentage point change in the assumed health care cost trend rates would have had the following effects as of June 30, 2011 and for the year then ended:

	One-Percentage Point
	Increase	Decrease

Effect on total service and interest cost components of periodic expense	$47	$(39)
Effect on postretirement benefit obligation	722	(598)

Plan Assets
The fair value of each major class of plan assets for the Company’s Qualified Benefit Retirement Plan are valued using quoted market prices in active markets for identical instruments, or Level 1 in the fair value hierarchy. Following are the fair values and target allocation as of June 30:

	Target Allocation	Fair Value
		2011	2010

Asset Class:
Equity securities	40 – 70%	$3,876	$2,987
Debt securities	20 – 50%	1,756	1,977
Other	0 – 20%	424	265

Total	100%	$6,056	$5,229

Equity securities do not include any Company common stock.
The Company has established an investment policy and regularly monitors the performance of the assets of the trust maintained in conjunction with the Qualified Defined Benefit Retirement Plan. The strategy implemented by the trustee of the Qualified Defined Benefit Retirement Plan is to achieve long-term objectives and invest the pension assets in accordance with ERISA and fiduciary standards. The long-term primary objectives are to provide for a reasonable amount of long-term capital, without undue exposure to risk; to protect the Qualified Defined Benefit Retirement Plan assets from erosion of purchasing power; and to provide investment results that meet or exceed the actuarially assumed long-term rate of return. The expected long-term rate of return on assets assumption was developed by considering the historical returns and the future expectations for returns of each asset class as well as the target asset allocation of the pension portfolio.
Cash Flows
Employer Contributions
The Company expects to contribute $4,200 to its pension benefit plans and $240 to its retiree health care benefit plans in 2012. Contributions do not equal estimated future payments as certain payments are made from plan assets.
Estimated Future Benefit Payments
The following benefit payments, which reflect expected future service, as applicable, are expected to be paid in each of the next five years and in the aggregate for the subsequent five years:

		Retiree Health Care
During Fiscal Years	Pension Benefits	Benefits

2012	$4,300	$200
2013	4,300	300
2014	5,600	200
2015	5,000	200
2016	5,100	200
2017 through 2021	25,500	1,500